                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09833
                                                      ---------

                        Investment Grade Income Portfolio
                        ---------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

INVESTMENT GRADE INCOME PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

CORPORATE BONDS -- 35.0%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 1.1%

Lockheed Martin Corp., 7.20%, 5/1/36                          $           635    $       773,653
United Technologies Corp., 7.00%, 9/15/06                                 275            289,948
------------------------------------------------------------------------------------------------
                                                                                 $     1,063,601
------------------------------------------------------------------------------------------------

BANKS -- 4.5%

Inter-American Development Bank, 6.95%, 8/1/26                $           220    $       268,615
Inter-American Development Bank, 8.40%, 9/1/09                          1,000          1,186,075
State Street Corp., 7.35%, 6/15/26                                      1,510          1,833,348
US Bancorp, 7.50%, 6/1/26                                               1,000          1,249,871
------------------------------------------------------------------------------------------------
                                                                                 $     4,537,909
------------------------------------------------------------------------------------------------

BEVERAGES -- 1.3%

Coca-Cola Enterprises, 7.00%, 10/1/26                         $         1,065    $     1,262,560
------------------------------------------------------------------------------------------------
                                                                                 $     1,262,560
------------------------------------------------------------------------------------------------

CABLE TELEVISION -- 0.1%

Comcast Cable Communication, 8.50%, 5/1/27                    $            85    $       113,136
------------------------------------------------------------------------------------------------
                                                                                 $       113,136
------------------------------------------------------------------------------------------------

CONGLOMERATES -- 0.5%

ITT Corp., 8.55%, 6/15/09                                     $           450    $       517,247
------------------------------------------------------------------------------------------------
                                                                                 $       517,247
------------------------------------------------------------------------------------------------

CONTAINERS-PAPER/PLASTIC -- 0.5%

First Brands Corp., 7.25%, 3/1/07                             $           505    $       542,231
------------------------------------------------------------------------------------------------
                                                                                 $       542,231
------------------------------------------------------------------------------------------------

DATA PROCESSING-MANAGEMENT -- 0.6%

First Data Corp. MTN, 6.375%, 12/15/07                        $           560    $       603,489
------------------------------------------------------------------------------------------------
                                                                                 $       603,489
------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 2.1%

Eaton Corp., 6.50%, 6/1/25                                    $           400    $       454,545
Ingersoll-Rand Co., 6.48%, 6/1/25                                          69             75,873
Ingersoll-Rand, MTN, 6.015%, 2/15/28                                    1,310          1,452,066
Ingersoll-Rand, MTN, 6.13%, 11/18/27                                       90            100,938
------------------------------------------------------------------------------------------------
                                                                                 $     2,083,422
------------------------------------------------------------------------------------------------

DRUGS -- 0.5%

Merck & Co., Inc., MTN, 5.76%, 5/3/37                         $           405    $       443,822
------------------------------------------------------------------------------------------------
                                                                                 $       443,822
------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 7.0%

Associates Corp., N.A., 5.96%, 5/15/37                        $            30    $        32,394
Commercial Credit Corp., 8.70%, 6/15/10                                   100            120,495
General Electric Capital Corp., 5.00%, 6/15/07                          1,000          1,034,309
General Electric Capital Corp., MTN, 2.749%, 3/2/09(1)                    710            701,303
General Motors Acceptance Corp., 8.875%, 6/1/10                         1,360          1,535,979
Lehman Brothers Holdings, MTN, 2.199%, 4/20/07(1)                         675            675,852
Merrill Lynch & Co., MTN, 2.46%, 2/6/09(1)                                710            710,800
Merrill Lynch & Co., MTN, 2.603%, 1/31/08(1)                              260            260,434
National Rural Utilities, 6.00%, 5/15/06                                1,265          1,310,737
SLM Corp., MTN, 2.32%, 7/25/07(1)                                         635            636,681
------------------------------------------------------------------------------------------------
                                                                                 $     7,018,984
------------------------------------------------------------------------------------------------

FOODS -- 1.4%

Conagra Foods, Inc., 6.70%, 8/1/27                            $         1,225    $     1,404,361
------------------------------------------------------------------------------------------------
                                                                                 $     1,404,361
------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.7%

Procter & Gamble Co., 8.00%, 9/1/24                           $           485    $       647,724
------------------------------------------------------------------------------------------------
                                                                                 $       647,724
------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.8%

Bard (C.R.), Inc., 6.70%, 12/1/26                             $           400    $       440,120
Beckman Coulter, Inc., 7.05%, 6/1/26                                    1,200          1,387,496
------------------------------------------------------------------------------------------------
                                                                                 $     1,827,616
------------------------------------------------------------------------------------------------

METALS -- 1.0%

Barrick Gold Finance Inc., 7.50%, 5/1/07                      $           885    $       959,638
------------------------------------------------------------------------------------------------
                                                                                 $       959,638
------------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 0.3%

Transocean Inc., 7.45%, 4/15/27                               $           240    $       288,171
------------------------------------------------------------------------------------------------
                                                                                 $       288,171
------------------------------------------------------------------------------------------------

PAPER PRODUCTS -- 3.3%

Mead Corp., 6.84%, 3/1/37                                     $         1,350    $     1,479,377
Willamette Industries, 7.35%, 7/1/26                                    1,600          1,870,450
------------------------------------------------------------------------------------------------
                                                                                 $     3,349,827
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 1.5%

Lowe's Cos., Inc., MTN, 7.11%, 5/15/37                        $         1,240    $     1,534,939
------------------------------------------------------------------------------------------------
                                                                                 $     1,534,939
------------------------------------------------------------------------------------------------

SUPER REGIONAL BANKS -- 2.5%

Bank of America Corp., MTN, 6.975%, 3/7/37                    $         1,090    $     1,315,014
First Union Corp., 6.824%, 8/1/26                                         265            328,994
SunTrust Banks, 6.00%, 2/15/26                                            535            566,815
SunTrust Banks, 7.375%, 7/1/06                                            270            285,639
------------------------------------------------------------------------------------------------
                                                                                 $     2,496,462
------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 1.0%

Verizon Wireless Capital LLC, 5.375%, 12/15/06                $         1,000    $     1,036,282
------------------------------------------------------------------------------------------------
                                                                                 $     1,036,282
------------------------------------------------------------------------------------------------

TELEPHONE-INTEGRATED -- 1.4%

Ameritech Capital Funding, 5.95%, 1/15/38                     $           100    $       100,097
BellSouth Capital Funding, 6.04%, 11/15/26                              1,250          1,312,223
------------------------------------------------------------------------------------------------
                                                                                 $     1,412,320
------------------------------------------------------------------------------------------------

UTILITIES -- 1.9%

Baltimore Gas and Electric, MTN, 6.73%, 6/12/12               $           500    $       557,038
Oklahoma Gas and Electric, 6.65%, 7/15/27                               1,210          1,373,483
------------------------------------------------------------------------------------------------
                                                                                 $     1,930,521
------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
   (IDENTIFIED COST $33,284,302)                                                 $    35,074,262
------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES -- 4.8%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------
BOIT Series 2003-B1, Class B-1, 2.77%, 12/15/10(1)            $           935    $       941,256
CCCIT Series 2003-A4 Class A4, 2.58%, 3/20/09(1)                        1,000          1,001,936
CHAMT Series 2004-1B, Class B, 2.60%, 5/15/09(1)                          935            935,584
MBNAS, Series 2003-A3 Class A3, 2.52%, 8/16/10(1)                       1,000          1,003,439
TAOT, Series 2003-B CLASS A3, 2.43%, 8/15/07(1)                           900            900,767
------------------------------------------------------------------------------------------------

TOTAL ASSET BACKED SECURITIES
   (IDENTIFIED COST, $4,775,990)                                                 $     4,782,982
------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 12.4%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18                      $           996    $       944,096
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11                                   262            275,371
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14                                 1,659          1,719,305
FHLMC, PAC CMO, Series 1385-H, 6.50%, 8/15/07                             153            153,653
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08                             142            146,560
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08                         1,180          1,215,972
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23                             422            431,809
FHLMC, PAC CMO, Series 1642-PH, 5.50%, 3/15/23                            163            164,407
FHLMC, PAC CMO, Series 1684-G, 6.50%, 3/15/23                              70             70,335
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09                            504            517,472
FHLMC, PAC CMO, Series 2456-AE, 6.50%, 4/15/31                            580            588,487
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16                          1,558          1,575,585
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08                        492            507,165
FNMA, PAC CMO, Series 1994-30 JA, 5.00%, 7/25/23                        1,175          1,188,516
FNMA, Pool #448183, 5.50%, 10/1/13                                        246            254,994
FNMA, Pool #458151, 6.00%, 11/15/18                                     1,001          1,053,750
FNMA, Pool #535454, 6.00%, 2/1/15                                         418            439,010
FNMA, Pool #545937, 6.00%, 6/1/14                                         440            462,226
FNMA, Pool #545948, 6.00%, 12/1/14                                        307            322,131
GNMA, Pool #780688, 7.00%, 12/15/23                                       394            420,619
------------------------------------------------------------------------------------------------

TOTAL MORTGAGE-BACKED SECURITIES
   (IDENTIFIED COST, $12,496,826)                                                $    12,451,463
------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 25.9%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------
U.S. Treasury Bond, 5.375%, 2/15/31                           $         1,750    $     1,892,872
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08                     1,181          1,287,263
U.S. Treasury Note, 1.625%, 10/31/0                                    52,000          1,983,516
U.S. Treasury Note, 1.875%, 1/31/06                                     1,000            990,704
U.S. Treasury Note, 3.00%, 2/15/09                                      5,000          4,909,575
U.S. Treasury Note, 3.25%, 1/15/09                                      2,050          2,032,864
U.S. Treasury Note, 4.00%, 2/15/14                                      3,915          3,862,241
U.S. Treasury Note, 4.75%, 11/15/08                                     1,000          1,047,696
U.S. Treasury Note, 6.00%, 8/15/09                                      2,000          2,206,408
U.S. Treasury Note, 6.50%, 2/15/10                                      5,125          5,803,862
------------------------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $25,601,170)                                                $    26,017,001
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.0%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.125%, 11/15/05                      $         1,330    $     1,321,259
Federal Home Loan Mortgage Corp., MTN, 3.00%, 9/29/06                   1,400          1,391,596
Federal Home Loan Mortgage Corp., MTN, 3.30%, 9/14/07                   1,400          1,396,888
Federal National Mortgage Association, 2.375%, 2/15/07                  2,000          1,963,996
Federal National Mortgage Association, 3.29%, 11/30/06                  1,245          1,245,722
Federal National Mortgage Association, 3.31%, 1/26/07                   1,400          1,400,570
Federal National Mortgage Association, 3.35%, 5/10/07                   1,305          1,304,477
Federal National Mortgage Association, 3.678%, 2/17/09(1)               2,250          2,271,105
Federal National Mortgage Association, MTN, 6.625%, 9/15/09             3,000          3,353,136
Tennessee Valley Authority, 5.88%, 4/1/36                               2,175          2,394,666
------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (IDENTIFIED COST, $17,719,595)                                                $    18,043,415
------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.8%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.95%, 1/3/05                 $           843    $       842,909
------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AMORTIZED COST, $842,909)                                                    $       842,909
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
  2.25%, 1/3/05                                               $         2,001    $     2,001,000
------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AMORTIZED COST, $2,001,000)                                                  $     2,001,000
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.9%
   (IDENTIFIED COST $96,721,792)                                                 $    99,213,032
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                           $     1,064,671
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $   100,277,703
------------------------------------------------------------------------------------------------

BOIT - BANK ONE ISSUANCE TRUST

CCCIT - CITIBANK CREDIT CARD ISSUANCE TRUST

CHAMT - CHASE CREDIT CARD MASTER TRUST

CMO - COLLATERALIZED MORTGAGE OBLIGATIONS

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION (FREDDIE MAC)

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION (FANNIE MAE)

GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GINNIE MAE)

MBNAS - MBNA CREDIT CARD MASTER NOTE TRUST

MTN - MEDIUM-TERM NOTE

PAC - PLANNED AMORTIZATION CLASS

TAOT - TOYOTA AUTO RECEIVABLES OWNER TRUST

(1) VARIABLE RATE SECURITY.

                        SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $96,721,792)                           $    99,213,032
Cash                                                                                       830
Interest receivable                                                                  1,084,374
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                   $   100,298,236
----------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                        $         1,536
Accrued expenses                                                                        18,997
TOTAL LIABILITIES                                                              $        20,533
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                      $   100,277,703
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                        $    97,786,463
Net unrealized appreciation (computed on the basis of identified cost)               2,491,240
----------------------------------------------------------------------------------------------
TOTAL                                                                          $   100,277,703
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Interest                                                                       $     3,881,645
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        $     3,881,645
----------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                         $       579,935
Trustees' fees and expenses                                                              5,313
Custodian fee                                                                           61,799
Legal and accounting services                                                           47,961
Miscellaneous                                                                            4,961
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                 $       699,969
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                          $     3,181,676
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)                            $     2,201,549
----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                              $     2,201,549
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                        $    (1,751,349)
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           $    (1,751,349)
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                               $       450,200
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $     3,631,876
----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                           YEAR ENDED               YEAR ENDED
IN NET ASSETS                                                 DECEMBER 31, 2004        DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                      $          3,181,676     $          3,161,436
   Net realized gain from
      investment transactions                                            2,201,549                1,999,300
   Net change in unrealized
      appreciation (depreciation)
      from investments                                                  (1,751,349)              (1,678,686)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $          3,631,876     $          3,482,050
-----------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                              $         10,691,521     $          8,332,632
   Withdrawals                                                          (5,689,693)             (14,236,841)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                       $          5,001,828     $         (5,904,209)
-----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                         $          8,633,704     $         (2,422,159)
-----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                          $         91,643,999     $         94,066,158
-----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                $        100,277,703     $         91,643,999
-----------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                               YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------------
                                                             2004            2003          2002           2001(1)      2000(2)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.75%          0.76%          0.76%          0.75%          0.74%(4)
   Net investment income                                        3.43%          3.44%          4.70%          5.42%          6.34%(4)
Portfolio Turnover                                                71%            65%            55%            46%            47%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                 3.98%          3.76%         10.75%          9.04%            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                  $   100,278     $   91,644     $   94,066     $   91,189    $   108,124
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2) For the period from the start of business, March 7, 2000, to December 31, 2000.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(4)  Annualized

                        SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, the Eaton Vance Balanced Fund held a 61.6% interest in the Portfolio and another investor held a 14.5% interest. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATIONS -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2004, there were no credit balances used to reduce the Portfolio's custodian fee.

G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the year ended December 31, 2004, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $579,935. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

Purchases and sales of investments (including maturities and paydowns), other than U.S. Government and agency securities and short-term obligations, aggregated $15,607,700 and $18,673,461, respectively. Purchases and sales of U.S. Government and agency securities (including maturities and paydowns) aggregated $57,523,769 and $45,367,868, respectively for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $   97,357,717
--------------------------------------------------------
Gross unrealized appreciation             $    2,526,162
Gross unrealized depreciation                   (670,847)
--------------------------------------------------------
NET UNREALIZED APPRECIATION               $    1,855,315
--------------------------------------------------------

5  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

INVESTMENT GRADE INCOME PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF INVESTMENT GRADE INCOME PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Grade Income Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE BALANCED FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Capital Growth Portfolio (CGP), Investment Grade Income Portfolio
(IGIP) and Large-Cap Value Portfolio (LCVP) (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                           POSITION(S)          TERM OF                               NUMBER OF PORTFOLIOS
                            WITH THE          OFFICE AND                                 IN FUND COMPLEX
       NAME AND             TRUST AND          LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY
    DATE OF BIRTH         THE PORTFOLIOS        SERVICE       DURING PAST FIVE YEARS       TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes              Trustee     Trustee of the Trust Chairman, President and          195             Director of EVC
11/9/41                                  since 1989; of LCVP  Chief Executive Officer
                                         since 1992; of CGP   of BMR, EVC, EVM and
                                         and IGIP since 2000  EV; Director of EV;
                                                              Vice President and
                                                              Director of EVD.
                                                              Trustee and/or officer
                                                              of 195 registered
                                                              investment companies in
                                                              the Eaton Vance Fund
                                                              Complex. Mr. Hawkes is
                                                              an interested person
                                                              because of his
                                                              positions with BMR,
                                                              EVM, EVC and EV, which
                                                              are affiliates of the
                                                              Fund and the
                                                              Portfolios.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III     Chairman of the Trustee of the Trust Jacob H. Schiff                  195            Director of Tiffany
2/23/35                     Board and      since 1989 and     Professor of Investment                          & Co. (specialty
                             Trustee       Chairman of the    Banking Emeritus,                                 retailer) and
                                         Board since 2005; of Harvard University                                 Telect, Inc.
                                         LCVP since 1992; of  Graduate School of                              (telecommunication
                                         CGP and IGIP since   Business Administration.                         services company)
                                                2000

William H. Park              Trustee         Since 2003       President and Chief              195                   None
9/19/47                                                       Executive Officer,
                                                              Prizm Capital
                                                              Management, LLC
                                                              (investment management
                                                              firm) (since 2002).
                                                              Executive Vice
                                                              President and Chief
                                                              Financial Officer,
                                                              United Asset Management
                                                              Corporation ( a holding
                                                              company owning
                                                              institutional
                                                              investment management
                                                              firms) (1982-2001).

Ronald A. Pearlman           Trustee         Since 2003       Professor of Law,                195                   None
7/10/40                                                       Georgetown University
                                                              Law Center (since
                                                              1999). Tax Partner,
                                                              Covington & Burling,
                                                              Washington, DC
                                                              (1991-2000).

Norton H. Reamer             Trustee     Trustee of the Trust President, Chief                 195                   None
9/21/35                                  since 1989; of LCVP  Executive Officer and a
                                          since 1993; of CGP  Director of Asset
                                         and IGIP since 2000  Management Finance
                                                              Corp. (a specialty
                                                              finance company serving
                                                              the investment
                                                              management industry)
                                                              (since October 2003).
                                                              President, Unicorn
                                                              Corporation (an
                                                              investment and
                                                              financial advisory
                                                              services company)
                                                              (since September 2000).
                                                              Formerly, Chairman and
                                                              Chief Operating
                                                              Officer, Hellman,
                                                              Jordan Management Co.,
                                                              Inc. (an investment
                                                              management company)
                                                              (2000-2003). Formerly,
                                                              Advisory Director of
                                                              Berkshire Capital
                                                              Corporation (investment
                                                              banking firm)
                                                              (2002-2003). Formerly
                                                              Chairman of the Board,
                                                              United Asset Management
                                                              Corporation (a holding
                                                              company owning
                                                              institutional
                                                              investment management
                                                              firms) and Chairman,
                                                              President and Director,
                                                              UAM Funds (mutual
                                                              funds) (1980-2000).

                           POSITION(S)          TERM OF                                NUMBER OF PORTFOLIOS
                            WITH THE          OFFICE AND                                  IN FUND COMPLEX
       NAME AND             TRUST AND          LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY
    DATE OF BIRTH         THE PORTFOLIOS        SERVICE        DURING PAST FIVE YEARS       TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Lynn A. Stout                Trustee     Trustee of the Trust  Professor of Law,                195                   None
9/14/57                                  and LCVP since 1998;  University of
                                           of CGP and IGIP     California at Los
                                              since 2000       Angeles School of Law
                                                               (since July 2001).
                                                               Formerly, Professor of
                                                               Law, Georgetown
                                                               University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)                 TERM OF
                                WITH THE                 OFFICE AND
  NAME AND                      TRUST AND                 LENGTH OF                PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                THE PORTFOLIOS                SERVICE                 DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust          Since 2002             Executive Vice President of
5/31/58                                                                         EVM, BMR, EVC and EV; Chief
                                                                                Investment Officer of EVM and
                                                                                BMR and Director of EVC. Chief
                                                                                Executive Officer of Belair
                                                                                Capital Fund LLC, Belcrest
                                                                                Capital Fund LLC, Belmar
                                                                                Capital Fund LLC, Belport
                                                                                Capital Fund LLC and Belrose
                                                                                Capital Fund LLC (private
                                                                                investment companies sponsored
                                                                                by EVM). Officer of 59
                                                                                registered investment
                                                                                companies managed by EVM or
                                                                                BMR.

Arieh Coll               Vice President of CGP           Since 2000             Vice President of EVM and BMR.
11/9/63                                                                         Officer of 6 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Elizabeth S. Kenyon        President of IGIP            Since 2002(2)           Vice President of EVM and BMR.
9/8/59                                                                          Officer of 2 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Duke E. Laflamme           Vice President of             Since 2001             Vice President of EVM and BMR.
7/8/69                         the Trust                                        Officer of 11 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Thomas H. Luster         Vice President of the           Since 2002             Vice President of EVM and BMR.
4/8/62                     Trust and of IGIP                                    Officer of 16 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Michael R. Mach          Vice President of LCVP          Since 1999             Vice President of EVM and BMR.
7/15/47                                                                         Officer of 29 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

George C. Pierides         Vice President of             Since 2004             Senior Managing Director of
12/26/57                       the Trust                                        Fox. Officer of 12 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Duncan W. Richardson        President of CGP             Since 2002             Senior Vice President and
10/26/57                        and LCVP                                        Chief Equity Investment
                                                                                Officer of EVM and BMR.
                                                                                Officer of 46 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

William J. Austin, Jr.        Treasurer of              Since 2002(2)           Vice President of EVM and BMR.
12/27/51                     the Portfolios                                     Officer of 53 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Alan R. Dynner                 Secretary         Secretary of the Trust and     Vice President, Secretary and
10/10/40                                         LCVP since 1997; of CGP and    Chief Legal Officer of BMR,
                                                    IGIP since 2000             EVM, EVD, EV and EVC. Officer
                                                                                of 195 registered investment
                                                                                companies managed by EVM or
                                                                                BMR.

James L. O'Connor        Treasurer of the Trust          Since 1989             Vice President of BMR, EVM and
4/1/45                                                                          EVD. Officer of 117 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Paul M. O'Neil                   Chief                   Since 2004             Vice President of EVM and BMR.
7/11/53                    Compliance Officer                                   Officer of 195 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Kenyon served as Vice President of the IGIP since 2001 and Mr. Austin served as Assistant Treasurer of the LCVP since 1993 and the CGP and IGIP since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED             12/31/03    12/31/04
---------------------------   ---------   ---------
Audit Fees                    $  42,175   $  39,175

Audit-Related Fees(1)         $       0   $       0

Tax Fees(2)                   $   6,950   $   8,750

All Other Fees(3)             $       0   $       0
                              ---------   ---------
Total                         $  49,125   $  47,925
                              =========   =========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrant's fiscal years ended December 31, 2003 and December 31, 2004; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED             12/31/03    12/31/04
---------------------------   ---------   ---------
Registrant                    $   6,950   $   8,750

Eaton Vance(1)                $       0   $  84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTMENT GRADE INCOME PORTFOLIO

By:     /s/Elizabeth S. Kenyon
        ----------------------
        Elizabeth S. Kenyon
        President


Date:           February 16, 2005
                -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/William J. Austin, Jr.
        -------------------------
        William J. Austin, Jr.
        Treasurer


Date:   February 16, 2005
        -----------------


By:     /s/Elizabeth S. Kenyon
        ----------------------
        Elizabeth S. Kenyon
        President


Date:           February 16, 2005
                -----------------